Common shares - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, par value	$ 0.00025	$ 0.00025
Common stock, shares outstanding	330,545,000	339,319,115
Common stock voting rights, description	Each common share is entitled to one vote. The holders of common shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, which is subject to the approval by the holders of the common shares representing a majority of the aggregate voting power of all outstanding shares.